Share-based Compensation - Hutchmed Share Based Compensation Expense (Details) - Hutchmed Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation
Share-based compensation expense	$ 6,184,000	$ 6,736,000	$ 16,365,000
Unrecognized compensation cost	$ 5,057,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	2 years 1 month 24 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 3,250,000	4,803,000	8,460,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	2,843,000	1,803,000	7,783,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 91,000	$ 130,000	$ 122,000